Goodwill and Other Intangibles - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances subject to amortization
Core deposits	$ 10,374	$ 11,572
Total goodwill and other intangible assets	568,009	569,207
Core deposits
Balances subject to amortization
Core deposits	10,374	11,572
Banking Business Segment
Balances not subject to amortization
Goodwill	557,635	557,635	$ 298,611
Balances subject to amortization
Total goodwill and other intangible assets	568,009	569,207
Banking Business Segment | Core deposits
Balances subject to amortization
Core deposits	$ 10,374	$ 11,572